(LOSS)/INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Earnings per share [abstract]
Net (loss)/income attributable to Golden Star shareholders	$ (18,123)	$ 38,771
Adjustments:
Interest expense on 7% Convertible Debentures	0	3,657
Accretion of 7% Convertible Debentures discount	0	1,845
Gain on fair value of 7% Convertible Debentures embedded derivative	0	(2,095)
Diluted (loss)/income	$ (18,123)	$ 42,178
Weighted average shares outstanding-basic (in shares)	84.3	74.7
Dilutive securities:
Options (in shares)	0.0	0.5
Deferred stock units (in shares)	0.0	1.1
Performance and restricted share units (in shares)	0.0	0.3
Convertible Debentures (in shares)	0.0	11.6
Weighted average shares outstanding-diluted (in shares)	84.3	88.2
(Loss)/income per share attributable to Golden Star shareholders:
Basic (usd per share)	$ (0.21)	$ 0.52
Diluted (usd per share)	$ (0.21)	$ 0.48
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%		7.00%